SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of awards outstanding under the Plan and the Founders’ Awards as at December 31, 2022, 2021, and 2020 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as at December 31, 2022	5,562,984	8.03
Awards exercisable as at December 31, 2022	376,563	6.73

Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	3.52
Awards outstanding as at December 31, 2021	4,911,770	7.49
Awards exercisable as at December 31, 2021	127,188	3.52

Awards outstanding as at January 1, 2020	—	—
Granted	745,000	3.52
Awards outstanding as at December 31, 2020	745,000	3.52
Awards exercisable as at December 31, 2020	—	—

Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted
Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of other options and warrants granted during the year ended December 31 are as follows:

	Year Ended December 31,
	2022	2021	2020
Exercise price, USD	9.89	8.18	3.52
Share price, USD	9.89	8.18	4.22
Risk fee interest rate	2.21%	1.20%	0.41%
Expected volatility	49%	55%	55%
Expected option term, years	4.48	6.56	5.16
Dividend yield	0%	0%	0%

Schedule of Share-based Payment Expense
Share-based Payment Expense

	Year Ended December 31,
	2022	2021	2020
Equity classified share options, warrants expense	3,132	1,286	232
Restricted shares expense	82	—
Liability classified warrants' expense	—	709	139
Share-based payment expense	3,214	1,995	371

Summary of Share-based Payment Reserve	Share-based Payment Reserve